13FCON P 11/22/05

[redacted]

NON PUBLIC

FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05077140

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

RECEIVED
FEB 15 2005
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street, New York, NY 10019

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas Sandell
Title: Principal
Phone: 212-603-5700

Signature, Place, and Date of Signing:

(Signature)

CONFIDENTIAL TREATMENT EXPIRED

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

New York, New York
(City, State)

February 11, 2005
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 12/31/04

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount		Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
								(a) Sole	(b) Shared	(c) None
AMYLIN PHARMACEUTICALS INC	NOTE 2.250% 6/	032346-AB-4	9,868	9,500,000	NOTE	SOLE		9,500,000	-	-
ANDREW INC	NOTE 3.250% 8/	034425-AB-4	6,494	5,000,000	NOTE	SOLE		5,000,000	-	-
ARMOR HOLDINGS	NOTE 2.000% 1	042260-AC-3	17,016	15,000,000	NOTE	SOLE		15,000,000	-	-
CREDENCE SYSTEMS CORP	NOTE 1.500% 5/	225302-AF-5	5,400	5,000,000	NOTE	SOLE		5,000,000	-	-
FOX ENTMT GROUP INC	CL A	35138T-10-7	50,016	1,600,000	SHS	SOLE		1,600,000	-	-
KMART HOLDING CORP	COM	498780-10-5	28,937	292,438	SHS	SOLE		292,438	-	-
MASONITE INTERNATIONAL CORP	COM	575384-10-2	3,436	100,000	SHS	SOLE		100,000	-	-
MERCURY INTERACTIVE CORP	NOTE 5/0	589405-AD-1	4,757	4,500,000	NOTE	SOLE		4,500,000	-	-
NEWS CORP INC	CL A	65248E-10-4	7,091	380,000	SHS	SOLE		380,000	-	-
NEXTEL PARTNERS INC	CL A	65333F-10-7	13,018	666,216	SHS	SOLE		666,216	-	-
ON SEMICONDUCTOR	NOTE 4/1	682189-AB-1	11,963	15,000,000	NOTE	SOLE		15,000,000	-	-
PATINA OIL & GAS CORP	COM	703224-10-5	11,722	312,577	SHS	SOLE		312,577	-	-
SPRINT CORP	COM FON	852061-10-0	21,522	866,079	SHS	SOLE		866,079	-	-
STARWOOD HOTELS & RESORTS	NOTE 3.500% 5/	85590A-AJ-3	6,180	5,000,000	NOTE	SOLE		5,000,000	-	-
VERITAS SOFTWARE CORP	COM	923436-10-9	68,084	2,384,716	SHS	SOLE		2,384,716	-	-

Value Total: $ 265,504

Entry Total: 15

* = Open risk arbitrage position

END